Income Taxes - Summary of Income Before Income Tax Domestic And Foreign (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
United States			$ (214,447)	$ (101,848)
Total loss from operations before income taxes	$ (373,074)	$ (87,069)	$ (214,447)	$ (101,848)